Note 18 - Business Segments (Details) - Segment Reporting Information (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 15,101,281	$ 8,130,749
Income (loss) from operations	(2,881,726)	(1,540,606)
Other income (loss), net	(164,621)	(1,405,115)
Income (loss) before income taxes	(3,046,347)	(2,945,721)
Assets	32,287,718	32,947,118
Renewable Energy Development [Member]
Segment Reporting Information [Line Items]
Revenues	3,855,229	702,895
Income (loss) from operations	(138,988)	166,156
Assets	3,005,790	1,231,117
Renewable Power Plant Ownership [Member]
Segment Reporting Information [Line Items]
Revenues	2,913,348	3,018,433
Income (loss) from operations	450,391	630,769
Assets	25,787,320	26,129,967
Energy & Telecommunications Services [Member]
Segment Reporting Information [Line Items]
Revenues	8,772,509	4,856,987
Income (loss) from operations	(999,182)	461,393
Assets	2,979,164	2,422,205
Intercompany Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(439,805)	(447,566)
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Income (loss) from operations	(2,193,947)	(2,798,924)
Assets	$ 515,444	$ 3,163,829